Cover	Jun. 03, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 03, 2020
Entity File Number	1-35796
Entity Registrant Name	TRI Pointe Group, Inc.
Entity Central Index Key	0001561680
Entity Tax Identification Number	61-1763235
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	19540 Jamboree Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92612
City Area Code	949
Local Phone Number	438-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	TPH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false